Note 20 - Income Taxes - Income Tax Expense (Benefit) Reconciliation (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expense calculated (Dimensionless number)	25.00%	25.00%	25.00%